Offerings	Aug. 07, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Amount Registered | shares	400,000
Proposed Maximum Offering Price per Unit	8.72
Maximum Aggregate Offering Price	$ 3,488,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 534.01
Offering Note	Offering Note 1.a Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Act") this Registration Statement also covers such additional shares of common stock, par value $0.0001 per share ("Common Stock") as may be issued to prevent dilution from stock splits, stock dividends and similar transactions. Offering Note 1.b Consists of shares of common stock of the Registrant issuable under new hire inducement stock option awards as an inducement material to entry into employment with the Registrant in accordance with Nasdaq Listing Rule 5635(c)(4). Offering Note 1.c Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(h) of the Act. The proposed maximum offering price per share and the maximum aggregate offering price a calculated based on the exercise price of the options outstanding under the applicable inducement stock option awards. Offering Note 1.d The inducement stock option awards were granted on April 15, 2025 with an exercise price equal to the closing price of the Registrant's common stock on the Nasdaq Global Select Market on such date.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Amount Registered | shares	250,000
Proposed Maximum Offering Price per Unit	8.72
Maximum Aggregate Offering Price	$ 2,180,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 333.76
Offering Note	See Offering Note 1.a, 1.b & 1.c Offering Note 2 The inducement stock option awards were granted on April 15, 2025 with an exercise price equal to the closing price of the Registrant's common stock on the Nasdaq Global Select Market on such date.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Amount Registered | shares	112,000
Proposed Maximum Offering Price per Unit	9.97
Maximum Aggregate Offering Price	$ 1,116,640.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 170.96
Offering Note	See Offering Note 1.a, 1.b & 1.c Offering Note 3 The inducement stock option awards were granted on June 16, 2025 with an exercise price equal to the closing price of the Registrant's common stock on the Nasdaq Global Select Market on such date.